Cover	Feb. 03, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2022
Entity File Number	001-40186
Entity Registrant Name	AGILE GROWTH CORP.
Entity Central Index Key	0001842329
Entity Tax Identification Number	98-1578605
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Riverside Center
Entity Address, Address Line Two	275 Grove Street
Entity Address, Address Line Three	Suite 2-400
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	617
Local Phone Number	663-5997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-third of one redeemable warrant
Trading Symbol	AGGRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the Units
Trading Symbol	AGGR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AGGRW
Security Exchange Name	NASDAQ